Commitment and Contingencies - Pre 842 Lease Maturity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 2,034
2021	2,107
2022	1,988
2023	1,525
Total future minimum lease payments	$ 7,654